INCOME TAXES (Tables)	11 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF PRE-TAX BOOK LOSSES FROM FOREIGN AND DOMESTIC JURISDICTIONS

Pre-tax book losses for foreign (Canada) and domestic (the U.S.) jurisdictions are as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Domestic	$1,625,589
Foreign	1,295,736

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Current:
Federal	$-
State	-
Foreign	-
Total current	-

Deferred:
Federal	-
State	-
Foreign	-
Total deferred	-

Provision for income taxes	$-

SCHEDULE OF RECONCILIATION OF EXPECTED FEDERAL STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE

The reconciliation of the expected federal statutory income tax rate to the effective income tax rate is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Statutory income tax rate	23.00%
Entertainment	(0.03)%
U.S. federal rate differential	(1.11)%
Valuation allowance	(19.06)%
Stock-based compensation	(2.80)%
Total	0.00%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

As of December 31, 2021
Deferred tax assets:
Start-up costs	$228,309
Net operating loss	329,133
Total deferred tax assets	557,442
Deferred tax liabilities:
Federal effect of State DTA	-
Total deferred tax liabilities:	-
Less: valuation allowance	(557,442)
Net deferred taxes	$-